Cover	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	001-42793
Entity Registrant Name	ETOILES CAPITAL GROUP CO., LTD
Entity Central Index Key	0002058349
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 03-04, 25/F, Cosco Tower
Entity Address, Address Line Two	183 Queen’s Road Central
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000
City Area Code	852
Local Phone Number	2398-8699
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value US$0.0001 per share
Trading Symbol	EFTY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false